Investments in Equity Investees - Lease Commitments and Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Future aggregate minimum payments under non cancellable operating leases
Not later than one year	$ 1,711	$ 1,274
Total minimum lease payments	4,897	2,368
Future aggregate minimum payments under non cancellable finance leases
Not later than one year	118
Between 1 to 2 years	118
Between 2 to 3 years	118
Between 3 to 4 years	118
Between 4 to 5 years	118
Later than five years	28
Total minimum finance lease payments	618
Equity investees
Future aggregate minimum payments under non cancellable operating leases
Not later than one year	1,511	1,452
Later than one year and not later than five years	1,184	509
Total minimum lease payments	2,695	1,961
Equity investees | Property, plant and equipment
Capital commitments
Contracted but not provided for	$ 6,162	$ 27,789